EARNINGS / (LOSS) PER SHARE (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
EARNINGS / (LOSS) PER SHARE
EARNINGS / (LOSS) PER SHARE
	Periods ended June 30,
In thousands of USD, except for the per share data	2022	2023
Loss attributable to ordinary equity shareholders of the Group	(25,194)	(49,827)
Weighted average number of ordinary shares outstanding (thousand shares)(1)	108,681	109,805
Loss per share, basic and diluted (In USD)	(0.23)	(0.45)

(1)
The weighted average number of ordinary shares outstanding for the six months ended June 30, 2022 was retrospectively adjusted to reflect the reverse recapitalization effectuated in April 2023. See Note 1

(2)
Each Class A ordinary share carries 1 vote and each Class V ordinary share carries 10 votes. All classes of shares are entitled to dividend and rank pari passu except for voting rights. They are included in the ordinary shares and the shareholders of the shares are referred to as the ordinary equity shareholders in the context of notes and presentations of earnings per share.

	Years ended December 31,
In thousands of USD, except for the per share data	2020	2021	2022
Profit / (loss) attributable to ordinary equity shareholders of the Group	(55,826)	82,643	(60,366)
Weighted average number of ordinary shares outstanding (thousand shares)	12,662,126	12,662,126	12,662,126
Basic earnings / (loss) per share (In USD)	(0.00)	0.01	(0.00)

Profit / (loss) attributable to ordinary equity shareholders of the Group	(55,826)	82,643	(60,366)
Increase in profit attributable to ordinary equity shareholders of the Group resulted from conversion of convertible debt	—	1,223	—
Profit / (loss) attributable to ordinary equity shareholders of the Group for diluted EPS	(55,826)	83,866	(60,366)

Weighted average number of ordinary shares outstanding (thousand shares)	12,662,126	12,662,126	12,662,126
Adjusted for:
- Assumed conversion of convertible debt	—	210,681	—
- Assumed exercise of share awards	—	104,370	—
Weighted average number of shares outstanding for diluted EPS (thousand shares)	12,662,126	12,977,177	12,662,126
Diluted earnings / (loss) per share (In USD)	(0.00)	0.01	(0.00)

(1)
Each share of Class A ordinary shares, Series A preferred shares, Series B preferred shares and Series B+ preferred shares is granted 1 vote and each share of Class B ordinary shares is granted 10 votes. All classes of shares are entitled to dividend and rank pari passu except for voting rights. They are included in the ordinary shares and the shareholders of these preferred shares are referred to as the ordinary equity shareholders in the context of notes and presentations of earnings per share.